Segment Information - Long-Lived Assets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 7,199,210,000	$ 5,606,436,000
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	3,339,518,000	3,025,450,000
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	2,355,943,000	1,157,304,000
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	1,503,749,000	1,423,682,000
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 3,012,307	$ 2,781,924